General, Description of Business, Recent Developments and Basis of Presentation	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General, Description of Business, Recent Developments and Basis of Presentation
Note 1. General, Description of Business, Recent Developments and Basis of Presentation

Description of Business

Venator became an independent publicly traded company following our IPO and separation from Huntsman Corporation in August 2017. Venator operates in two segments: Titanium Dioxide and Performance Additives. The Titanium Dioxide segment primarily manufactures and sells TiO2, and operates seven TiO2 manufacturing facilities across the globe, excluding our plant in Pori, Finland, ongoing closure of which was announced in the third quarter of 2018. The Performance Additives segment manufactures and sells functional additives, color pigments, timber treatment and water treatment chemicals (through May 2021). This segment operates 13 manufacturing and processing facilities globally.

Basis of Presentation

Our unaudited condensed consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP" or "U.S. GAAP") and in management’s opinion reflect all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of results of operations, comprehensive loss, financial condition and cash flows for the periods presented. Results for interim periods are not necessarily indicative of those to be expected for the full year. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes to consolidated financial statements included in the Annual Report on Form 10-K for the year ended December 31, 2020 for our Company.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In the notes to the unaudited condensed consolidated financial statements, all dollar and share amounts, except per share amounts, in tabulations are in millions unless otherwise indicated.

COVID-19

The COVID-19 pandemic has had a significant adverse impact on our business and the markets in which we operate beginning in the first quarter of 2020. The measures implemented by governmental authorities around the world to contain the virus, including travel bans and restrictions, limits on gatherings, quarantines, shelter-in-place orders and business shutdowns, drove a decrease in demand for many of our products. We began to see recovery in the third quarter of 2020 and by the second quarter of 2021 many of our product lines had returned to pre-pandemic levels of demand. However, the continued recovery will depend on a variety of factors beyond our control, including the global rollout of vaccines and the impact of a resurgence of COVID-19 (including from the Delta variant and other emerging variants which may be more contagious) and its effects on the global economy. Because of this, we cannot reasonably estimate with any degree of certainty the future adverse impact the COVID-19 pandemic may have on our results of operations, financial position, or liquidity.